College and University
                                     Facility Loan Trust One






================================================================================

                          Compiled Financial Statements
                          Six Months Ended May 31, 1997

Accountants' Compilation Report




To the Owner Trustee of
College and University Facility
  Loan Trust One:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust One, including the schedule of investments, as of May 31, 1997, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1996, 1995, 1994, 1993, 1992, presented herein for comparative purposes, was audited by other auditors whose report thereon dated December 27, 1996 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.



                                                      BDO Seidman, LLP



July 28, 1997

                                      College and University
                                     Facility Loan Trust One

                                               Balance Sheet

================================================================================================

May 31,                                                                               1997
================================================================================================
                                                                                   (Unaudited)
Assets

Investments, at amortized cost, net of allowance for possible loan losses
 of $825,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                  $87 059 959
Cash                                                                                    45 377
Prepaid expenses                                                                        11 352
Interest receivable                                                                  1 146 991
Deferred bond issuance costs (Note 2)                                                1 014 262
------------------------------------------------------------------------------------------------
      Total assets                                                                  89 277 941
------------------------------------------------------------------------------------------------

Liabilities

Bonds payable (Notes 3 and 8)                                                       71 488 015
Interest payable (Note 3)                                                            3 711 648
Accrued expenses and other liabilities                                                 171 737
Payable for redemption of Class A Preferred Certificates (Note 5)                      730 142
Dividend payable (Note 5)                                                              282 702
------------------------------------------------------------------------------------------------
      Total liabilities                                                             76 384 244
------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding-
 3,537,057 certificates (preference as to annual dividends of 13.25%,
 mandatory redemption and liquidation at par value) (Note 5)                         3 537 057
------------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                                   1 001 643
Accumulated deficit (Note 2)                                                          (790 618)
Paid-in capital (Note 2)                                                             9 145 615
------------------------------------------------------------------------------------------------
      Total net assets applicable to Class B certificateholders                      9 356 640
------------------------------------------------------------------------------------------------
      Total net assets                                                             $12 893 697
================================================================================================

      Net asset value per Class B certificate
       (based on 1,001,643 certificates outstanding)                                     $9.34
================================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                      College and University
                                     Facility Loan Trust One

                                     Statement of Operations

================================================================================


Six months ended May 31,                                            1997
================================================================================
                                                                (Unaudited)
Investment income:
   Interest income (Note 2)                                     $4 614 973
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Note 3)                                     3 787 811
   Servicer fees (Note 4)                                           40 731
   Trustee fees (Note 4)                                            21 187
   Other trust and bond administration expenses                    125 387
--------------------------------------------------------------------------------

      Total expenses                                             3 975 116
--------------------------------------------------------------------------------

      Net investment income                                        639 857

Provision for possible loan losses (Notes 2 and 6)                 100 000
--------------------------------------------------------------------------------

      Net increase in net assets resulting from operations         539 857

Dividends to Class A Preferred Certificateholders                  282 702
--------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations               $257 155
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                      College and University
                                     Facility Loan Trust One

                                     Statement of Cash Flows

================================================================================

Six months ended May 31,                                              1997
================================================================================
                                                                   (Unaudited)
Cash flows from operating activities:
   Interest received                                               $2 593 853
   Interest paid                                                   (3 915 484)
   Operating expenses paid                                           (260 570)
--------------------------------------------------------------------------------

         Net cash used for operating activities                    (1 582 201)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements             832 148
   Principal payments on Loans                                      5 621 737
--------------------------------------------------------------------------------

         Net cash provided by investing activities                  6 453 885
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                   (3 996 747)
   Redemption of Class A Preferred Certificates                      (604 854)
   Dividends to Class A Preferred Certificates                       (322 773)
--------------------------------------------------------------------------------

         Net cash used for financing activities                    (4 924 374)
--------------------------------------------------------------------------------

Net decrease in cash                                                  (52 690)

Cash, beginning of period                                              98 067
--------------------------------------------------------------------------------

Cash, end of period                                                   $45 377
================================================================================

Reconciliation  of net increase in net assets  resulting from operations to net cash used for operating activities:
   Net increase in net assets resulting from operations              $539 857
   Provision for possible loan losses                                 100 000
   Decrease in interest receivable                                    431 533
   Increase in prepaid expenses                                       (11 352)
   Decrease in accrued expenses and other liabilities                 (61 913)
   Decrease in Bond interest payable                                 (203 835)
   Amortization of deferred Bond issuance costs                        76 162
   Amortization of purchase discount on Loans                      (2 452 653)
--------------------------------------------------------------------------------

         Net cash used for operating activities                   $(1 582 201)
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                      College and University
                                     Facility Loan Trust One

                         Statements of Changes in Net Assets
                                                (Note 2 (f))

===============================================================================================================

                                                                                 Six Months
                                                                                    Ended          Year Ended
                                                                                   May 31,        November 30,
                                                                                    1997              1996
===============================================================================================================
                                                                                (Unaudited)

From operations:
   Net investment income                                                        $   639 857       $ 2 697 289
   Provision for possible loan losses                                              (100 000)         (200 000)

Dividends to certificateholders:
   Class A Preferred certificateholders ($.1325 per certificate annually):
      From net investment income                                                   (282 702)         (171 187)
      As tax return of capital                                                           --          (507 770)
---------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                 257 155         1 818 332
---------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates,
    (730,142 and 1,109,166 certificates in 1997
    and 1996, respectively)                                                        (730 142)       (1 109 166)
---------------------------------------------------------------------------------------------------------------

      Net decrease in net assets resulting from
       capital certificate transactions                                            (730 142)       (1 109 166)
---------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                              (472 987)          709 166

Net assets:
   Beginning of period                                                           13 366 684        12 657 518
---------------------------------------------------------------------------------------------------------------

   End of period                                                                $12 893 697       $13 366 684
===============================================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                      College and University
                                     Facility Loan Trust One

                      Selected Financial Highlights for Each
                             Class B Certificate Outstanding
                            Throughout the Periods Indicated
                                             (Notes 1 and 5)

===================================================================================================================================

                                        For the Six
                                       Months Ended                              Years Ended November 30,
                                          May 31,         -------------------------------------------------------------------------
                                           1997             1996            1995            1994            1993            1992
===================================================================================================================================
                                       (Unaudited)
Net asset value, beginning of year       $  9.08          $  7.27         $  6.61         $  4.41         $  3.84         $  2.71
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                        .64             2.69            1.77            3.04            1.44            2.13

Provision for possible loan losses          (.10)            (.20)           (.40)           (.12)             --              --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income               (.28)            (.17)           (.64)           (.42)           (.87)          (1.00)
   As tax return of capital                   --             (.51)           (.07)           (.30)             --              --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period           $  9.34          $  9.08         $  7.27         $  6.61         $  4.41         $  3.84
===================================================================================================================================

Total investment return (a)                  N/A              N/A             N/A             N/A             N/A             N/A
Net assets applicable to
 Class A Preferred Certificates,
 end of period                        $3 537 057       $4 267 199      $5 376 365      $5 233 897      $5 997 151      $6 781 396
Net assets applicable to Class B
 Certificates, end of period          $9 356 640       $9 099 485      $7 281 153      $6 620 384      $4 418 852      $3 843 329
===================================================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates                  86.15%(b)(c)    103.94%(b)      133.48%(b)      180.25%(b)      274.18%(b)      344.39%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B certificates               13.87%(c)        32.93%          25.57%          55.24%          35.10%          64.89%

   Number of Class B Certificates
    outstanding, end of period         1 001 643        1 001 643       1 001 643       1 001 643       1 001 643       1 001 643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 5.71%(c), 6.47%, 7.96%, 11.64%, 13.68% and 16.23% in 1997, 1996, 1995, 1994, 1993 and 1992, respectively.

(c)  Annualized.

                                       See accompanying accountants' compilation report and notes to financial statements.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


1. Organization     College and  University  Facility Loan Trust One (the Trust)
   and Business     was formed on September  17, 1987 as a business  trust under
                    the  laws  of  the   Commonwealth  of   Massachusetts  by  a
                    declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                    The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee),
                    are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately
                    19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


1. Organization     All payments on the Loans and earnings  under the investment
   and              agreements  and any  required  transfers  from the  Expense,
   Business         Reserve and  Liquidity  Funds are deposited to the credit of
   (Concluded)      the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense
                    Fund to the Expense  Fund  Requirement,  to fund the Reserve
                    Fund to the Maximum Reserve Requirement, and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                    On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2. Summary of       (a) College and University Facility Loans
   Significant
   Accounting       The Loans were  purchased  and recorded at a discount  below
   Policies         par.  Pursuant  to  a  "no-action  letter"  that  the  Trust received from the Securities and Exchange Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1997 was approximately $41,801,000. As a result of prepayments of Loans in the six months ended May 31, 1997, additional interest income of approximately $100,000 was recognized.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


2. Summary of       (a) College and University Facility Loans (Continued)
   Significant
   Accounting       The Trust's policy is to discontinue the accrual of interest
   Policies         on Loans for which  payment of  principal or interest is 180
   (Continued)      days or more past due or for such other Loans as  considered necessary by management if collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income.
                    Subsequently,  interest  income is recorded  when  received.
                    Payments are applied to interest first with the balance, if any, applied to principal. At May 31, 1997, two loans had been placed on nonaccrual status, as discussed in Note 6.

                    (b) Other Investments

                    Other investments, which are included in Investments on the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the bonds are paid-in-full.

                    (c) Federal Income Taxes

                    It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                    For tax purposes, the Loans were transferred to the Trust at
                    their  face  values.  Accordingly,   the  accretion  of  the
                    purchase discount creates a permanent book-tax difference.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

===============================================================================


2. Summary of       (d) Deferred Bond Issuance Costs
   Significant
   Accounting       Deferred Bond issuance costs are being  amortized  using the
   Policies         effective  interest-rate method, assuming that all mandatory
   (Continued)      semiannual  payments  will  be  made on the  term  bonds  as discussed in Note 3.

                    (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                    The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS
                    114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                    Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                    The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay, and the estimated fair values of collateral.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


2. Summary of       The factors  discussed  above are  inherently  difficult  to
   Significant      predict.  Accordingly,  the final outcome of these estimates
   Accounting       and the ultimate realization of amounts on certain Loans may
   Policies         vary   significantly  from  the  amounts  reflected  in  the
   (Continued)      accompanying financial statements.

                    (f) Presentation of Capital Distributions

                    Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies"
                    (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                    As all tax earning and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital as of November 30, 1996. These reclassifications result from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the November 30, 1996 net investment income or net assets of the Trust.

                    The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1997, however, the amount cannot be reasonably estimated at May 31, 1997. Therefore, the current period net increase in net assets of $257,155 has been offset against the accumulated deficit.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


2. Summary of       (g) Use of Estimates
   Significant
   Accounting       The  preparation of financial  statements in conformity with
   Policies         generally accepted accounting principles requires management
   (Concluded)      to make estimates and  assumptions  that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                    3. Bonds

                    The Bonds outstanding at May 31, 1997 consist of the following:

                                                                     Principal
                            Interest                                  Amount
   Type                       Rate             Stated Maturity        (000s)
================================================================================

Term                         10.20%            June 1, 2002          $33 911
Term                         10.55             December 1, 2014       37 577
--------------------------------------------------------------------------------
                                                                     $71 488
================================================================================

                    The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and, commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                    Interest on the Bonds is payable semiannually. On June 2, 1997, the Trust made the mandatory redemption of $3,235,622 on the Bonds maturing on June 1, 2002.


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


3. Bonds            The aggregate scheduled  maturities of the Bonds,  including
   (Concluded)      the scheduled mandatory  redemptions at May 31, 1997, are as follows:

                                                                Amount
                    Fiscal Year                                 (000s)
                    ========================================================
                    1997                                       $  3 236
                    1998                                          6 912
                    1999                                          6 829
                    2000                                          6 168
                    2001                                          5 570
                    Thereafter                                   42 773
                    --------------------------------------------------------
                    Total                                       $71 488
                    ========================================================

                    The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                    In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                    As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the reserve fund requirement. The impact of excluding Loans in default from the calculation increases the reserve fund requirement. The cash flows from the June 2, 1997 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $8,674,915.





4. Administrative  (a) Servicer
   Agreements
                    As compensation for the services provided under the servicing agreement, General Electric Capital Corporation
                    (GECC) receives a collection fee. This fee is paid semiannually with respect to


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


4. Administrative   each Loan on each date of payment for such Loan.  The fee is
   Agreements       equal to .055 of 1% of the outstanding  principal balance of
   (Concluded)      such Loan divided by the number of payments of principal and interest for such Loan in a calendar year. For the period ended May 31, 1997, this fee totaled $37,837. GECC was also reimbursed for other related expenses of $2,894.

                    (b) Trustees

                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                    o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $5,975 and $5,378, respectively, for the six months ended May 31, 1997. In addition, the Owner Trustee was reimbursed $125 for out-of-pocket expenses.

                    o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually, in advance, on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1997, the fees amounted to $9,352. In addition, the Bond Trustee was reimbursed $357 for out-of-pocket expenses.


5. Certificates     The certificates comprise two classes, namely 13.25% Class A
                    Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date
                    (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


5. Certificates dividends will be paid in additional certificates of the (Concluded) Class A Preferred certificates. The Class A Preferred certificates  are  required to be redeemed by the Trust,  in whole or in part, on any Distribution  Date to the extent of the amount on deposit to the credit of the Revenue  Fund, as discussed  in Note 1,  and  after  all  accrued  but  unpaid dividends  thereon have been paid in full. No  distributions on the Class B  certificates  may be made  until all Class A
                    Preferred  certificates have been fully redeemed.  Following
                    the   redemption   in   full  of  the   Class  A   Preferred
                    certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner
                    Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                    Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                    On June 3, 1997, the Trust paid $1,012,844 to the holders of the Class A Preferred certificates, of which $282,702 was for payment of dividends and $730,142 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                    The certificateholders shall each be entitled to one vote per certificate.


6. Allowance for    An analysis of the  allowance  for possible  loan losses for
   Possible Loan    the six months ended May 31, 1997 is summarized as follows:
   Losses
                    Balance, beginning of period                  $725 000
                    Provision                                      100 000
                    Charge-offs                                         --
                    -----------------------------------------------------------
                    Balance, end of period                        $825 000
                    ===========================================================


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


6. Allowance for At May 31, 1997, the recorded investment in loans that are Possible Loan considered to be impaired under SFAS 114 was approximately
   Losses           $1,500,000 with a related allowance for possible loan losses
   (Concluded)      of $579,000.

                    The average recorded investment in impaired loans during the six months ended May 31, 1997 was approximately $1,521,000. For the six months ended May 31, 1997, interest income recognized on impaired loans was approximately $20,500.

                    The amortized cost of the loans placed on nonaccrual status is approximately $1,203,000 at May 31, 1997. See "Accounting for Impairment of a Loan and Allowance for Possible Loan
                    Losses" for a discussion of the Trust's impaired loan accounting policy.


7. Loans Scheduled principal and interest payments on the Loans as of May 31, 1997, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                Principal          Interest
                                Payments           Payments           Total
Fiscal Year                      (000s)             (000s)            (000s)
================================================================================
1997                            $   5 479          $  1 730         $   7 209
1998                               10 562             3 137            13 699
1999                                9 929             2 801            12 730
2000                                8 721             2 490            11 211
2001                                8 181             2 208            10 389
Thereafter                         64 334            13 148            77 482
--------------------------------------------------------------------------------

Total                            $107 206           $25 514          $132 720
================================================================================


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


7. Loans            Expected  payments  may  differ  from  contractual  payments
   (Continued)      because   borrowers   may   prepay  or   default   on  their
                    obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                    The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of May 31, 1997:

                                                        Amortized
                                            Number         Cost
   Type of Collateral                      of Loans       (000s)         %
================================================================================

Loans secured by a
 first mortgage                              140         $32 398       47.3%

Loans not secured by
 a first mortgage                             90          36 054       52.7

--------------------------------------------------------------------------------
Total Loans                                  230         $68 452      100.0%
================================================================================

                                                        Amortized
                                            Number         Cost
   Type of Institution                     of Loans       (000s)         %
================================================================================

Private                                      147         $32 558       47.6%
Public                                        83          35 894       52.4
--------------------------------------------------------------------------------
Total Loans                                  230         $68 452      100.0%
================================================================================

                    The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


7. Loans            of the borrower's facilities; and, in the case of some Loans
   (Concluded)      to public institutions which are obligations of a state, the
                    financial   condition  of  the   relevant   state  or  other
                    governmental   entity  and  its  policies  with  respect  to
                    education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                    The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                    A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                    Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.


8. Fair Value       SFAS No.  107,  "Disclosures  About Fair Value of  Financial
   of Financial     Instruments,"  allows  for  the  use  of  a  wide  range  of
   Instruments      valuation  techniques;  therefore,  it may be  difficult  to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of


                               See accompanying accountants' compilation report.

                                      College and University
                                     Facility Loan Trust One

                               Notes to Financial Statements

================================================================================


8. Fair Value       the Trust's net assets or the amounts that would result from of Financial the sale or settlement of the related financial instruments. Instruments Further, as the assumptions inherent in fair value estimates
   (Concluded)      change, the fair value estimates will change.

                    Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                    The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 1997 are as follows:

                                                      Book Value    Fair Value
                                                        (000s)        (000s)
================================================================================
Loans                                                  $67 627*      $ 83 188

Investment Agreements:
  Revenue Fund                                          16 833         15 169
  Liquidity Fund                                         2 600          1 980
--------------------------------------------------------------------------------
                                                       $87 060       $100 337
================================================================================

Bonds                                                  $71 488       $ 85 379
================================================================================

*    Net of Allowance for Possible Loan Losses of $825,000.


                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
            COLLEGE AND UNIVERSITY LOANS (77.7%)
            ---------- A ---------
 $  1,470   Albion College                                  3.00         10/01/2015              12.51      $   743
      151   Albion College                                  3.00         11/01/1999              12.74          131
      145   Albright College                                3.50         05/01/2001              11.70          121
      437   Alfred University                               3.00         11/01/2007              12.41          282
      101   Allegheny College                               3.00         07/01/1999              12.73           89
      102   Allegheny College                               3.50         07/01/2001              12.83           82
      570   Alma College                                    3.00         04/01/2010              11.87          342
      350   Alverno College                                 3.375        10/01/2003              12.52          262
      183   American Graduate School of
            International Management                        3.00         11/01/2010              12.59          106
      290   Anderson College                                3.00         03/01/2010              13.02          164
    1,189   Appalachian State University                 3.00-3.625      07/01/2004              11.80          875
       36   Arizona State University                        2.875        10/01/1997              11.94           34
      487   Arizona State University                        3.50         10/01/2003              11.72          379
      218   Atlantic Union College                          3.00         05/01/2023              12.68           91
    1,470   Augsburg College                                3.00         04/01/2016              12.95          701
      838   Azusa Pacific University                        3.00         04/01/2017              12.96          388
            ---------- B ---------
      695   Baptist College at Charleston                   3.00         03/01/2014              12.96          349
       57   Barnard College                                 3.125        04/01/1999              12.82           50
      101   Benedict College                                3.00         11/01/2006              12.42           67
       31   Bethune-Cookman College                         3.00         10/01/2000              12.71           26
      343   Birmingham-Southern College                     3.00         10/01/2006              12.48          236
      500   Birmingham-Southern College                     3.00         10/01/2010              12.47          293
      166   Black Hills State College                       3.00         10/01/2005              11.76          117
      120   Black Hills State College                       3.00         10/01/2007              11.77           82
      939   Boston University                               3.00         12/31/2022              11.87          415
      217   Bryan College                                   3.00         02/01/2010              12.68          126
       53   Buena Vista College                             3.625        02/01/2001              13.45           42
      223   Buena Vista College                             3.00         11/01/2009              12.41          135
            ---------- C ---------
    2,350   California State University                     3.00         11/01/2012              10.57        1,437
      649   Carnegie - Mellon University                    3.00         11/01/2017              10.45          357
    2,075   Case Western Reserve University                 3.00         04/01/2016              10.54        1,156
       50   Centenary College of Louisiana                  2.875        10/01/1999              12.82           44
       26   Central Missouri State                          2.875        07/01/1997              11.89           25
      192   Central Missouri State                          3.125        07/01/2000              11.83          163
      324   Central Missouri State                          3.50         07/01/2001              11.80          265
      284   Central Washington University                   3.50         10/01/1999              10.99          258

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
 $    809   Central Washington University                   3.75         10/01/2004              11.03      $   631
       52   Chaminade College of Honolulu                   3.50         10/01/2002              12.55           41
      313   Chaminade College of Honolulu                   3.00         10/01/2011              12.47          179
       98   Champlain College                               3.00         10/01/2010              12.66           56
      332   Claflin College                                 3.00         11/01/2002              12.57          260
      135   Clark College                                   3.00         11/01/1999              12.75          120
    1,080   College of Charleston                           3.00         07/01/2016              12.02          543
      645   College of St. Thomas                           3.00         04/01/2017              12.95          322
      702   College of the Virgin Islands                   3.00         10/01/2004              11.83          512
      328   Colorado State University                       3.50         04/01/2001              12.17          267
    1,200   Colorado State University                       3.625        04/01/2005              11.98          866
      416   Community College of Rhode Island               3.00         04/01/2018              12.10          203
      795   Concordia College                               3.00         05/01/2011              12.64          454
       96   Contra Costa College                            3.00         04/01/2009              12.34           58
       70   Cornell University                              3.00         11/01/1999              10.84           63
      395   Curry College                                   3.00         04/01/2010              12.74          231
            ---------- D ---------
       35   Dana College                                    3.50         04/01/2001              13.39           28
      345   Daniel Webster College                          3.00         04/01/2019              12.99          151
      399   Dean Junior College                             3.00         04/01/2016              12.96          194
       54   Dillard University                              3.375        04/01/2002              13.41           43
      108   Dillard University                              3.00         11/01/2000              12.68           91
       30   Dormitory Authority of New York                 3.00         07/01/1998              12.77           26
    1,280   Drake University                                3.00         10/01/2012              12.71          696
      140   Drexel University                               3.75         05/01/2000              11.72          123
            ---------- E ---------
      512   Eckerd College                                  3.50         07/01/2003              12.53          383
       59   Eckerd College                                  3.75         03/01/2005              13.04           41
      163   Emory University                                3.375        07/01/2002              12.59          129
      315   Emory University                                3.375        03/01/2003              13.25          231
      470   Emporia State University                        3.00         04/01/2009              12.33          286
            ---------- F ---------
      349   Fairleigh Dickinson University                  3.50         11/01/2003              11.66          270
      121   Fairleigh Dickinson University                  3.00         11/01/2020              12.09           56
       38   Findlay College                                 3.375        07/01/2002              12.56           29
       30   Findlay College                                 3.00         11/01/1997              12.96           29
      410   Florida Atlantic University                     3.00         07/01/2006              11.85          278
       75   Florida Institute of Technology                 3.00         02/01/2006              13.17           48
      190   Foothill College                                3.00         10/01/2006              11.76          130
       58   Fort Hays State University                      3.00         10/01/1998              11.88           53
      314   Fort Hays State University                      3.375        10/01/2002              11.74          250

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
 $     61   Fort Lewis College                              3.125        10/01/1999              11.84      $    54
            ---------- G ---------
      819   Gordon College                                  3.50         04/01/2013              12.84          444
    1,430   Grambling State University                   3.00-3.75       10/01/2005              11.70        1,032
            ---------- H ---------
      156   Hampshire College                               3.00         11/01/2006              12.43          105
      770   Harcum Junior College                           3.00         11/01/2015              12.44          391
      470   Haverford College                               3.625        11/01/2013              12.29          266
       51   High Point College                              3.375        12/01/2002              11.63           39
      185   High Point College                              3.00         12/01/2007              11.72          117
            ---------- I ---------
      860   Indiana University                              3.50         04/01/2000              11.56          737
      213   Inter American University of San Juan        2.75-3.00       12/01/2001              11.63          169
    1,225   Iowa State University of Ames                   3.00         07/01/2007              10.63          845
            ---------- J ---------
      460   Jackson State University                        3.00         01/01/2007              12.50          293
       82   Jarvis Christian College                        3.50         04/01/2001              13.41           65
      583   Jarvis Christian College                        3.00         04/01/2019              12.96          258
         ---------- K ---------
       46   Kansas Newman College                           3.125        04/01/2000              13.71           39
      168   Kansas Newman College                           3.00         04/01/2006              13.10          109
      325   Kansas State University                         3.375        04/01/2002              11.79          257
      102   Kansas State University                         3.50         04/01/2000              11.52           87
      253   Kent State University                           2.875        12/01/1999              10.01          224
    1,480   Kent State University                           3.00         12/01/2008              10.55          973
      152   Kenyon College                                  3.00         11/01/1999              10.69          136
       89   Kirksville College of Kirksville, Missouri      3.125        12/01/2000              11.63           73
      199   Knox College                                    3.00         05/01/2007              12.72          129
            ---------- L ---------
        8   Lambuth College                                 3.00         05/01/1998              14.06            7
      285   Laredo Junior College                           3.00         08/01/2009              11.82          176
      142   Lawrence University                             3.375        04/01/2002              13.34          108
       21   Lincoln College                                 3.00         12/01/1998              11.63           18
      105   Linfield College                                3.125        10/01/1999              12.80           91
      660   Long Island University                          3.00         06/01/2016              12.34          325
      808   Long Island University                          3.75         10/01/2005              12.42          575
      225   Louisiana State University                      3.50         07/01/2002              10.50          188
      640   Louisiana State University                      3.50         04/01/2002              11.10          517
      177   Louisiana Tech University                       3.50         04/01/2000              12.72          153
      170   Loyola University - Mundelein Branch            3.125        10/01/2000              12.70          142
       49   Lynchburg College                               3.00         11/01/1998              12.83           45

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
            ---------- M ---------
 $    480   McKendree College                               3.00         04/01/2007              13.07      $   299
       18   Medical College of Wisconsin                    3.00         10/01/1997              13.01           17
      170   Medical College of Wisconsin                    3.00         10/01/1999              12.79          148
       51   Merrimack College                               2.875        04/01/1999              13.83           44
      777   Michigan State University                       3.00         05/01/2020              10.96          392
    1,555   Middlebury College                              3.00         04/01/2018              12.87          791
       53   Midland Lutheran College                        3.50         04/01/2001              13.41           42
       38   Midland Lutheran College                        2.875        04/01/1999              13.77           32
      132   Mississippi State University                    2.75         12/01/1997              10.70          121
      405   Mississippi State University                    3.50         12/01/2001              10.82          334
      120   Mississippi Valley State                        3.00         07/01/2008              11.89           78
      593   Missouri Southern State College                 3.00         12/01/2008              10.56          387
      361   Missouri Western State College                  3.00         10/01/2008              11.77          232
      482   Montclair State College                         3.00         07/01/2008              11.32          314
      315   Monterey Peninsula College                      3.00         10/01/2018              11.95          151
      119   Montreat-Anderson College                       3.00         12/01/2019              12.19           55
      337   Moravian College                                3.00         11/01/2000              12.67          281
       42   Morehouse College                               2.875        07/01/1999              10.48           37
      136   Morehouse College                               3.375        07/01/2001              10.57          114
    1,053   Morris College                                  3.00         11/01/2013              12.42          581
            ---------- N ---------
      439   New England College                             3.625        10/01/2013              12.37          250
    1,060   New England College                             3.00         04/01/2019              12.96          470
        1   North Carolina Agriculture
              and Technical State University                3.00         07/01/1997               9.35            1
      140   North Carolina Agriculture
              and Technical State University                3.75         07/01/2004              10.02          111
       35   North Carolina Central University               3.00         11/01/1998              11.83           32
    1,220   North Carolina State University                 3.00         09/01/2006               8.02          968
      168   North Carolina State University                 3.00         09/01/1998               6.63          161
      112   Northeastern University                         3.00         05/01/1999              13.10           97
            ---------- O ---------
      135   Occidental College                              3.50         10/01/2001              12.62          109
    2,350   Old Dominion University                         3.00         06/01/2013              11.70        1,302
      154   Ouachita Baptist University                     3.375        12/01/2002              11.63          118
            ---------- P ---------
       89   Pacific University                              3.50         10/01/2001              12.66           74
      108   Pacific University                              3.00         11/01/1999              12.75           94
       59   Pan American University                         3.50         10/01/2000              11.00           52
        5   Paul Quinn College                              3.00         09/01/1998               8.06            5

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
 $    399   Pittsburg State University                      3.75         04/01/2005              12.30      $   288
      496   Point Loma Nazarene College                     3.75         04/01/2005              13.05          347
       57   Post College                                    3.00         10/01/1998              12.90           52
      106   Providence Hospital                             3.375        01/01/2002              11.33           84
      710   Purdue University                               3.50         07/01/2001              10.26          599
            ---------- R ---------
       13   Reed College                                    2.875        10/01/1997              13.03           12
      293   Riverside Hospital                              3.00         04/01/2007              13.09          198
      713   Rivier College                                  3.625        04/01/2014              12.78          384
            ---------- S ---------
      425   San Diego State University                      3.00         11/01/2021              11.93          194
      885   San Francisco State University                  3.00         11/01/2021              11.93          405
    1,201   Sarah Lawrence College                          3.00         11/01/2021              12.64          528
      348   Scripps College                                 3.00         10/01/2005              12.51          242
      150   Simpson College                                 3.375        07/01/2001              12.18          118
      146   South Dakota State University                   3.125        04/01/2000              12.76          126
    1,565   South Dakota State University                   3.00         04/01/2016              12.31          784
       52   South Plains Junior College District            3.125        10/01/1999              11.85           46
    1,345   Southeast Missouri State                        3.50         04/01/2005              12.32          949
      306   Southern Arkansas University                    3.75         10/01/2004              11.76          232
      245   Southern Methodist University                   3.00         10/01/1998              12.87          222
       49   Southern Nazarene University                    3.125        04/01/2000              13.60           40
       91   Spring Arbor College                            3.00         11/01/2000              12.67           76
      189   Springfield College                             3.00         05/01/2011              12.59          108
      106   St. Augustine's College                         3.00         11/01/2001              12.61           86
      217   St. Edward's University                         3.625        04/01/2013              12.80          119
      315   St. Francis College                             3.50         05/01/2001              12.88          253
       47   St. Mary's University of San Antonio            3.00         10/01/1997              13.01           45
      489   St. Mary's University of San Antonio            3.75         11/01/2002              12.47          387
       22   St. Michael's College                           2.875        04/01/1997              14.19           22
      230   St. Michael's College                           3.00         04/01/2008              13.06          142
      491   Stanford University                             3.125        04/01/2002               9.82          432
      190   Stanford University                             3.00         05/01/1999               9.61          174
      971   Stanford University                             3.00         05/01/2024              10.40          469
      106   Stetson University                              3.50         09/01/2001              12.48           88
       38   Stillman College                                3.00         02/01/2007              13.24           24
    2,877   Suomi College (A)                               3.00         08/01/2014              12.70        1,048
      190   Susquehanna University                          3.00         11/01/2006              12.44          127
      450   Susquehanna University                          3.625        11/01/2014              12.32          250
      153   Swarthmore College                              3.00         11/01/2013              12.30           81

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
            ---------- T ---------
     $715   Taylor University                               3.00         10/01/2010              12.45         $419
      543   Temple University                               3.375        11/01/2014              11.99          306
      235   Temple University                               2.875        05/01/1999              13.18          203
       65   Texas Christian University                      3.00         04/01/1998              13.97           58
      329   Texas College                                   3.00         04/01/2007              13.09          206
      743   Texas Tech University                           3.625        03/01/2013              10.80          454
    5,295   Texas Tech University                        3.375-3.50      03/01/2012              10.83        3,269
      136   Tougaloo College                                3.00         06/01/2021              12.44           60
      866   Tufts University                                3.625        10/01/2004              12.47          640
            ---------- U ---------
       22   Union College                                   3.00         10/01/1997              10.23           21
    1,921   University of Alabama                           3.00         05/01/2021              12.27          859
      112   University of Alaska                            3.125        04/01/2001              12.63           91
      226   University of Arkansas at Monticello            3.625        04/01/2004              12.40          166
       26   University of Arkansas at Little Rock           2.875        04/01/1999              12.01           23
      110   University of Chicago                           3.00         06/01/1998              12.59           99
       43   University of Chicago                           3.50         12/01/2001              11.63           34
      639   University of Florida                           3.00         01/01/1999              12.70          557
    1,213   University of Florida                           3.00         01/01/2005              12.51          834
    1,230   University of Hawaii at Manoa                   3.00         10/01/2006              11.76          843
    1,482   University of Missouri at Columbia              3.625        05/01/2004              11.63        1,123
       22   University of Missouri at Rolla                 2.875        05/01/1998              12.01           20
       98   University of Missouri at Rolla                 3.50         05/01/2003              11.68           77
      259   University of Montevallo                        3.00         05/01/2023              12.30          111
      152   University of Nebraska                          3.00         07/01/2013              10.59           90
      453   University of North Carolina                    3.50         07/01/2002              10.60          369
    1,485   University of North Carolina                    3.00         01/01/2018              11.49          745
    1,840   University of Notre Dame                        3.00         04/01/2018              12.95          834
      145   University of Pittsburgh                        3.00         11/01/1999               9.95          131
      311   University of Portland                          3.00         04/01/2013              12.95          161
      674   University of Rochester                         3.375        10/01/2002              10.77          558
    1,325   University of Rochester                         3.00         10/01/2006              10.92          937
      993   University of South Dakota                      3.625        10/01/2013              11.74          581
    2,455   University of South Florida                     3.00         07/01/2013              11.97        1,345
      313   University of Steubenville                      3.375        04/01/2012              12.88          172
      350   University of Steubenville                      3.00         04/01/2017              12.96          163
    2,999   University of Vermont                           3.00         10/01/2019              12.19        1,402
      200   University of Washington                        3.50         08/01/2000              11.06          172
      170   Upsala College (A)                              2.75         10/01/1996              12.65          155
      770   Utah State University                           3.50         04/01/2002              11.76          613

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997

                          (Dollar Amounts in Thousands)

                                   (Continued)

Outstanding                                                Stated                              Internal      Amortized
 Principal                                                Interest       Maturity               Rate of     Cost (Notes
  Balance               Description                        Rate %          Date                 Return %     1 and 2)
  -------               -----------                        ------          ----                 --------     --------
            ---------- V ---------
 $  1,274   Vanderbilt University                           3.00         08/01/2005              10.69      $   931
      828   Vanderbilt University                           3.00         06/30/2009              10.39          547
            ---------- W ---------
      325   West Virginia Institute of Technology           3.00         06/01/1999              11.66          284
      444   West Virginia Wesleyan College                  3.50         05/01/2002              13.43          329
      215   Western Carolina University                     3.75         11/01/2001              11.67          179
    1,470   Western Maryland College                        3.00         11/01/2016              12.44          729
      205   Western Washington University                   3.00         10/01/2007              11.16          139
       77   Whittier College                                3.50         04/01/2001              13.53           63
            ---------- X ---------
      600   Xavier University                               3.00         10/01/2017              12.54          284
 --------                                                                                                   -------
 $110,253   Total College and University Loans                                                              $68,452
 --------
            Allowance for Possible Loan Losses                                                                  825
                                                                                                            -------
            Net College and University Loans                                                                 67,627
                                                                                                            -------

            INVESTMENT AGREEMENTS (22.3%)

   $2,600   FNMA #787 Liquidity Fund                        8.00         12/01/2014               8.00       $2,600
   16,833   FNMA #786 Revenue Fund                          5.00         12/01/2014               5.00       16,833
 --------                                                                                                   -------
  $19,433   Total Investment Agreements                                                                     $19,433
 --------                                                                                                   -------
 $129,686   Total Investments (100.0%)                                                                      $87,060
 ========                                                                                                   =======



(A) This institution has been placed on nonaccrual status as more fully described in Note 6.


   The accompanying notes are an integral part of these financial statements.